Convertible Notes Payable (Details) - Schedule of future maturities of convertible debt - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of future maturities of convertible debt [Abstract]
2021
2022	662.000	6,355,000
Total convertible notes payable	$ 662,000	$ 6,355,000